Deferred Revenues	12 Months Ended
Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenues

Note 14 : Deferred Revenues

Deferred revenues were as follows:

	December 31,
	2013	2012
	(in millions)
Hilton HHonors points sales	$597	$—
Other	77	82

	$674	$82

Hilton HHonors Points Sales

In October 2013, we sold Hilton HHonors points to American Express Travel Related Services Company, Inc. (“Amex”), and Citibank, N.A. (“Citi”), for $400 million and $250 million, respectively, in cash. Amex and Citi and their respective designees (collectively, the “co-branded card issuers”) may use the points in connection with Hilton HHonors co-branded credit cards and for promotions, rewards and incentive programs or certain other activities as they may establish or engage in from time to time. Upon receipt of the cash, we recognized deferred revenues of $650 million in our consolidated balance sheet, which is reduced as the co-branded card issuers use the points for these activities.

Other

Other deferred revenues is primarily related to our timeshare business and hotel operations.